Earning per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share:
Schedule of Basic and Diluted Earning Per Share
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	70,315	31,656	41,564	19,282

Weighted average number of shares used in computing basic and diluted earnings per share	13,874,334	13,867,017	13,867,017	13,874,334